Derivative Instruments (Details 2) (Interest rate swaps, Derivative instruments not accounted as hedges under GAAP, USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	$ 1,015,500	$ 1,015,500
Average Fixed Pay Rate (as a percent)	1.30%	1.30%
Average Maturity (Years)	6 years 8 months 12 days
Derivative instruments that are forward starting swaps (as a percent)	22.00%	22.00%
Period of forward starting swaps		1 year
Greater than 1 year and less than 3 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	320,000	320,000
Average Fixed Pay Rate (as a percent)	0.70%	0.70%
Average Maturity (Years)	2 years 4 months 24 days
Greater than 1 year and less than 3 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	1 year
Greater than 1 year and less than 3 years | Maximum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	3 years
Greater than 3 years and less than 5 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	165,000	165,000
Average Fixed Pay Rate (as a percent)	1.10%	1.10%
Average Maturity (Years)	4 years 7 months 6 days
Greater than 3 years and less than 5 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	3 years
Greater than 3 years and less than 5 years | Maximum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	5 years
Greater than 5 years
Average fixed pay rate and average maturity for the Company's interest rate swaps
Notional Amount	$ 530,500	$ 530,500
Average Fixed Pay Rate (as a percent)	1.80%	1.80%
Average Maturity (Years)	10 years
Greater than 5 years | Minimum
Average fixed pay rate and average maturity for the Company's interest rate swaps
Term to Maturity	5 years